Financial Risk Management - Schedule of Consolidated Statement of Financial Position (Detail) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 COP ($)
Disclosure Of Financial Risk Management [line items]
Liabilities	S/ 1,831,079				S/ 1,814,637
Foreign exchange risk [member]
Disclosure Of Financial Risk Management [line items]
Assets	2,125,400	$ 586,479	$ 40,869,086	$ 113,350,078	2,868,128	$ 864,675	$ 53,383,866	$ 187,119,204
Liabilities	S/ 1,165,475	$ 321,599	$ 74,151,415	$ 54,581,654	S/ 1,754,630	$ 528,981	$ 65,260,543	$ 76,446,723